UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               September 30, 2012

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Z Partners Management, LLC
Address:    230 Park Avenue South, 11th Floor
            New York, NY 10003
            Attn:  Craig Fisher

Form 13F File Number: 028-13352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Fisher
Title:            Secretary
Phone:            (212) 965-2328

Signature, Place, and Date of Signing:

/s/ Craig Fisher                New York, NY            November 14, 2012
----------------                ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                    3

Form 13F Information Table Value Total:              266,151
                                                   (thousands)


List of Other Included Managers:

                              NONE


                                                 CAPITAL Z PARTNERS MANAGEMENT, LLC
                                                              FORM 13F
                                                  FOR QUARTER ENDED SEPTEMBER 30, 2012


          ITEM 1:          ITEM 2:   ITEM 3:    ITEM 4:       ITEM 5:             ITEM 6:           ITEM 7:          ITEM 8:
                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY SHARES
                                                                                    (b)
                                                                                 Shares as
                                                 Fair        Shares or            Defined    (c)    Managers
                           Title of   Cusip      Market      Principal      (a)     in      Shared    See      (a)    (b)     (c)
      Name of Issuer        Class    Number      Value         Amount      Sole   Instr.V   Other   Instr. V   Sole  Shared   None
      --------------        -----    ------      -----         ------      ----   -------   -----   --------   ----  ------   ----
Universal                 Common
American Corp.            stock     913377107  151,935,879  16,443,277   16,443,277                          16,443,277

NewStar                   Common
Financial, Inc.           stock     65251F105  113,962,528   9,504,798    9,504,798                           9,504,798

Endurance Specialty       Common
Holdings Ltd.             Stock     630397106      253,561       6,586        6,586                               6,586
